Share Capital (Schedule Of Information Relating To Options Outstanding) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options	1,010,000
Remaining contractual life	6 years 5 months 27 days
Exercise Price	$ 4.87
2006 Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options	233,100
Aggregate intrinsic value
2006 Options [Member] | $5.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options	37,800
Exercise Price	$ 5.60
Grant date fair value per Share	$ 5.60
Grant date intrinsic Value
Aggregate intrinsic value
2006 Options [Member] | $6.16 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options	37,800
Exercise Price	$ 6.16
Grant date fair value per Share	$ 5.60
Grant date intrinsic Value
Aggregate intrinsic value
2006 Options [Member] | $6.77 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options	44,100
Exercise Price	$ 6.77
Grant date fair value per Share	$ 5.60
Grant date intrinsic Value
Aggregate intrinsic value
2006 Options [Member] | $7.45 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options	50,400
Exercise Price	$ 7.45
Grant date fair value per Share	$ 5.60
Grant date intrinsic Value
Aggregate intrinsic value
2006 Options [Member] | $8.35 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options	63,000
Exercise Price	$ 8.35
Grant date fair value per Share	$ 5.60
Grant date intrinsic Value
Aggregate intrinsic value